UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 179.1%
Long-Term Municipal Bonds - 174.6%
Alabama - 5.9%
Huntsville AL Hlth Care Auth
Series 02B
5.75%, 6/01/32 (Prerefunded/ETM)	$6,000	$6,793,440
Jefferson Cnty AL GO
Series 04A
5.25%, 1/01/18 - 1/01/23	3,100	1,880,445
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	1,535	1,662,835
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	2,465	2,700,309
Marshall Cnty AL Hlth Care Au
Series 02A
5.75%, 1/01/32	2,500	2,299,475
Series 02D
5.75%, 1/01/32	3,000	2,743,530
Montgomery AL BMC Spl Care
Series 04C
5.25%, 11/15/29 (Prerefunded/ETM)	1,810	2,064,214
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 04C
5.125%, 11/15/24	1,500	1,338,930

		21,483,178

Alaska - 2.8%
Alaska Intl Arpt
MBIA Series 03B
5.00%, 10/01/26	2,000	2,001,360
Alaska Muni Bond Bank Auth
MBIA Series 04G
5.00%, 2/15/22 - 2/15/24	2,930	2,997,502
Four Dam Pool AK Elec
Series 04
5.00%, 7/01/24 (Prerefunded/ETM)	1,035	1,194,028
5.25%, 7/01/25 - 7/01/26 (Prerefunded/ETM)	3,580	4,171,989

		10,364,879

Arizona - 1.7%
Arizona Cap Fac Fin Corp. (Ariz St Univ)
Series 00
6.25%, 9/01/32	1,550	1,355,599
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
MBIA Series 04
5.00%, 7/01/23	1,250	1,301,175
Salt Verde Fin Corp. Gas
5.25%, 12/01/22 - 12/01/23	4,150	3,634,869

		6,291,643

Arkansas - 0.7%
Arkansas Dev Fin Auth SFMR
GNMA/ FNMA Series 02A
5.30%, 7/01/34	2,410	2,413,109

California - 15.3%
California GO
5.00%, 2/01/32	2,450	2,305,033
5.25%, 4/01/30	20	19,677
Series 04
5.00%, 2/01/33	1,100	1,020,283
Coachella Valley CA USD COP
MBIA Series 03
5.00%, 9/01/31	1,000	933,160
Coast CCD
FSA Series 06B
5.00%, 8/01/23 - 8/01/24 (a)	11,370	11,792,981
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Prerefunded/ETM)	2,250	2,555,212
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	3,000	3,406,950
Grossmont-Cuyamaca CCD GO
ASSURED GTY
5.00%, 8/01/22 - 8/01/23 (a)	4,480	4,731,804
Hartnell CA CCD GO
MBIA Series 03A
5.00%, 8/01/27 (Prerefunded/ETM)	1,155	1,327,395
LA Quinta CA Fin Auth (LA Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	1,935,200
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	5,800	5,820,822
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,715	1,599,581

Los Angeles CA Regl Arpts (Laxfuel Corporation)
AMBAC Series 01
5.50%, 1/01/32	9,500	8,503,545
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	3,000	2,932,230
San Diego Gas & Elec Company
Series 96A
5.30%, 7/01/21	4,000	4,156,800
San Rafael CA Elem SD GO
FSA Series 03A
5.00%, 8/01/28	2,820	2,839,402

		55,880,075

Colorado - 4.6%
Avon Cnty Hsg Auth MFHR (Buffalo-Ridge II Apts)
GNMA Series 02A
5.70%, 10/20/43	4,950	4,992,768
Colorado Ed Cul Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	490	373,047
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19 - 6/01/23	2,425	2,321,865
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,223,283
E-470 Pub Hwy Auth Co.
Series 00
Zero Coupon, 9/01/35 (Prerefunded/ETM)	10,000	1,505,700
Northwest Met Dist #3 Co.
6.125%, 12/01/25	1,000	632,740
Park Creek Met Dist Co.
Series 05
5.25%, 12/01/25	3,000	2,493,660
5.50%, 12/01/30	890	731,277
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr COP)
6.125%, 12/01/22	1,970	1,090,021
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
Series 04
6.125%, 12/01/19 (b)	1,180	593,788

		16,958,149

District Of Columbia - 1.0%
District of Columbia Tax Incr (Gallery Place Proj)
FSA Series 02
5.40%, 7/01/31	3,500	3,509,135

Florida - 16.4%
Bard Cnty FL HFA SFMR (Bard Cnty FL HFA)
GNMA Series 02C
5.40%, 3/01/33	595	584,082
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	4,930	4,968,355
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	2,820	1,406,898
Series 02B
6.625%, 5/01/33 (b)(c)	2,120	1,057,689
Florida HFC MFHR (Westlake Apts)
FSA Series 02-D1
5.40%, 3/01/42	8,780	8,317,118
Florida HFC MFHR (Westminster Apts)
FSA Series 02E-1
5.40%, 4/01/42	3,000	2,841,600
Florida St Univ Fin Asst
AMBAC Series 02
5.00%, 10/01/31	5,000	5,015,600
Hamal CDD FL
Series 01
6.75%, 5/01/31 (Prerefunded/ETM)	2,460	2,734,659
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
FSA Series 00A
5.75%, 10/01/22 - 10/01/25	9,500	9,552,840
Lee Cnty IDA FL Hlth Fac
Series 99A
5.50%, 11/15/29 (Prerefunded/ETM)	6,170	6,319,746
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	3,228,720
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
FGIC Series 02
5.375%, 10/01/32	6,040	5,328,126
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,380	1,723,025
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,140	1,071,885
Orange Cnty FL Hlth Fac Auth
Series 02
5.75%, 12/01/32 (Prerefunded/ETM)	2,800	3,214,652

Pinellas Cnty FL HFA SFMR (Pinellas Cnty FL HFA)
GNMA/ FNMA Series 02A
5.40%, 3/01/32	695	682,518
Univ of Central FL COP
FGIC Series 04A
5.125%, 10/01/24	1,325	1,248,481
Village CDD #5 FL
Series 03A
6.00%, 5/01/22	665	617,971

		59,913,965

Georgia - 1.6%
Cartersville GA Dev Auth (Anheuser-Busch Companies, Inc.)
Series 02
5.95%, 2/01/32	2,510	2,284,728
Georgia HFA SFMR (Georgia HFA)
Series 02A-02
5.60%, 12/01/32	3,735	3,663,213

		5,947,941

Hawaii - 1.1%
Hawaii Dept Budget & Finance (Hawaiian Electric Company)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,052,565

Illinois - 19.8%
Bolingbrook IL GO
FGIC Series 02A
5.375%, 1/01/38 (Prerefunded/ETM)	5,000	5,504,750
Chicago IL GO
FGIC Series 00C
5.50%, 1/01/40	5,450	5,461,390
5.50%, 1/01/40 (Prerefunded/ETM)	9,135	9,643,271
FSA Series A
5.00%, 1/01/25	380	390,249
Chicago IL HFA SFMR (Chicago IL HFA)
GNMA/ FNMA Series 02B
6.00%, 10/01/33	395	400,731
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt)
MBIA Series A
5.375%, 1/01/32	15,000	13,185,450
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,761,536
Chicago IL Sales Tax
FGIC Series 98
5.25%, 1/01/28	5,710	5,758,421

Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	1,880	1,563,276
Cook Cnty IL SD #29 GO
FSA Series 04
5.00%, 12/01/20	2,000	2,111,460
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,745	1,969,620
Hampshire IL SSA
5.80%, 3/01/26	1,845	1,346,407
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	937,213
Illinois Finance Auth (Loyola Univ)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,519,623
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,856	1,423,274
Metro Pier & Expo Auth IL Spl Tax
MBIA Series 02A
5.25%, 6/15/42	5,500	5,373,335
Univ of Illinois
FSA Series 07A
5.25%, 10/01/26 (a)	10,800	11,080,152

		72,430,158

Indiana - 4.9%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/21 - 7/15/22	2,150	2,274,403
Indiana Dev Fin Auth (Inland Steel Company)
Series 97
5.75%, 10/01/11	2,925	2,859,860
Indiana HFA SFMR (Indiana HFA)
GNMA/ FNMA Series 02
5.55%, 7/01/32	1,520	1,520,243
Indianapolis IN Loc Bond Bank
MBIA Series 2A
5.25%, 7/01/33 (Prerefunded/ETM)	10,000	11,241,600

		17,896,106

Iowa - 0.1%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	260	261,487

Iowa Finance Auth SFMR (Iowa Finance Auth)
GNMA/ FNMA Series 02
5.40%, 7/01/32	295	291,546

		553,033

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,014,151

Louisiana - 4.5%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	3,957,607
Louisiana HFA SFMR (Louisiana HFA)
GNMA/ FNMA Series 02C
5.60%, 6/01/33	815	808,300
Louisiana Loc Govt CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26 (d)	535	529,008
New Orleans LA GO
MBIA
5.00%, 3/01/18	2,285	2,221,317
5.25%, 12/01/20	1,000	1,000,450
MBIA Series 05
5.00%, 12/01/29	2,700	2,411,316
RADIAN Series A
5.00%, 12/01/22	5,875	5,637,180

		16,565,178

Massachusetts - 4.5%
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	7,000	7,852,670
Massachusetts HFA MFHR (Massachusetts HFA)
AMBAC Series 95E
6.00%, 7/01/41	1,740	1,743,584
MBIA Series 00H
6.65%, 7/01/41	535	538,590
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	1,922,320
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	1,493,520
Massachusetts Hlth & Ed Facs Auth (New England Medical Ctr Hosp)
MBIA Series 93
5.38%, 7/01/18	2,900	2,801,574

		16,352,258

Michigan - 5.1%
Detroit MI Swr Disp
MBIA
5.25%, 7/01/22	5,000	4,967,350
Kent MI Hosp Fin Auth (Kent Metropolitan Hospital)
Series 05A
5.75%, 7/01/25	1,080	832,799
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 00A
6.00%, 12/01/27	3,000	3,030,060
Michigan Strategic Fund (Detroit Edison Company)
XLCA Series 02C
5.45%, 12/15/32	5,000	4,261,550
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/23	2,140	1,606,006
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	3,920	3,906,397

		18,604,162

Minnesota - 0.5%
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,112,892
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	1,000	811,780

		1,924,672

Mississippi - 1.3%
Adams Cnty MS Envrn Impt PCR (International Paper Company)
Series 99
6.25%, 9/01/23	1,000	899,180
Gulfport MS Hosp Fin Auth (Memorial Hosp at Gulfport)
Series 01A
5.75%, 7/01/31	4,000	3,694,320

		4,593,500

Missouri - 0.9%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	2,000	1,990,260
Missouri HDC SFMR (Missouri HDC)
GNMA/ FNMA Series 02A-1
5.58%, 9/01/32	855	851,948

Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	531,390

		3,373,598

Nevada - 7.2%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.00%, 9/01/23	4,700	3,758,825
Clark Cnty NV Arpt
FGIC Series 01B
5.25%, 7/01/34 (Prerefunded/ETM)	11,920	12,911,506
Nevada Dept Business & Ind (Las Vegas Monorail Proj)
AMBAC Series 00
5.625%, 1/01/32	6,720	1,879,584
Reno NV Spl Tax
FGIC Series 02
5.375%, 6/01/32	2,790	2,433,466
5.375%, 6/01/32 (Prerefunded/ETM)	4,710	5,273,551

		26,256,932

New Hampshire - 1.5%
New Hampshire Hlth & Ed Fac Auth
Series 02
6.125%, 7/01/31 (Prerefunded/ETM)	4,200	4,712,652
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	795,031

		5,507,683

New Jersey - 1.6%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	5,595	5,181,194
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	500	517,285

		5,698,479

New York - 5.2%
New York NY GO
Series 04G
5.00%, 12/01/23	1,600	1,638,144
Series 06
5.00%, 6/01/22	1,160	1,201,261
New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/26 (a)	7,000	7,292,950
New York St Envrn Fac Corp (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24 - 6/15/27 (a)	7,000	7,384,370

New York St HFA (New York St Pers Income Tax)
FGIC Series 05A
5.00%, 9/15/25	300	311,418
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,354,964

		19,183,107

North Carolina - 1.1%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
MBIA Series 04A
5.25%, 7/01/24	2,895	3,019,254
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
FSA Series 08
5.25%, 6/01/22	1,080	1,194,685

		4,213,939

North Dakota - 1.0%
North Dakota HFA SFMR (North Dakota HFA)
Series 02
5.65%, 1/01/34	825	802,601
Series 98E
5.25%, 1/01/30	1,005	991,382
Ward Cnty ND Hlth Care Fac (Trinity Health)
5.125%, 7/01/18 - 7/01/20	2,075	1,866,514

		3,660,497

Ohio - 3.5%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,840	1,557,302
Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton)
Series 00
7.50%, 1/01/30	2,400	2,333,952
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	4,538,750
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/22 - 6/15/24	5,210	4,408,136

		12,838,140

Oregon - 1.1%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,075,179

Pennsylvania - 2.9%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	4,800	2,998,032
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	429,620
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	4,100	3,337,810
Pennsylvania Turnpike Comm
AMBAC Series 01
5.00%, 7/15/41 (Prerefunded/ETM)	2,000	2,187,980
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,150	870,803
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	888,070

		10,712,315

Puerto Rico - 2.4%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,429,752
Series 01A
5.50%, 7/01/19	1,705	1,697,191
Series 03A
5.25%, 7/01/23	500	462,810
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	1,000	994,050
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	3,370	3,170,631

		8,754,434

Rhode Island - 1.4%
Rhode Island Hlth Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	5,274,879

South Carolina - 2.9%
Charleston SC Eld Excel Fin Corp. (Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	2,012,660
Dorchester Cnty SC SD #2 Lease
ASSURED GTY
5.00%, 12/01/29	1,600	1,599,888
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
ASSURED GTY Series 05
5.00%, 12/01/27	5,450	5,544,121

Series 05
5.00%, 12/01/30	550	462,490
SCAGO Edl Facs Corp. (Calhoun Sch Proj)
RADIAN
5.00%, 12/01/21	1,000	1,003,580

		10,622,739

Tennessee - 4.4%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,386,123
5.25%, 9/01/26	725	548,209
Tennessee Ed Fndg Corp. (Tennessee Ed Fndg Stud Ln)
Series 97A
6.20%, 12/01/21	7,705	7,704,769
Tennessee Energy Acq Corp. Gas
Series A
5.25%, 9/01/21 - 9/01/22	7,000	6,468,080

		16,107,181

Texas - 33.2%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28 (d)	960	996,403
Bexar Cnty TX HFC MFHR (Doral Club & Sutton House Apts)
MBIA Series 01A
5.55%, 10/01/36	14,425	10,383,548
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	525	404,066
Camino Real Regl Mob Auth
5.00%, 2/15/22	480	455,928
Series 2008
5.00%, 8/15/21	1,210	1,160,729
Dallas Fort Worth TX Intl Arpt
FGIC Series 01
5.50%, 11/01/35	6,500	5,803,070
MBIA Series 03A
5.25%, 11/01/25	2,000	1,892,480
Dallas TX ISD GO
6.00%, 2/15/28	2,500	2,833,125
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	6,041,727
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	7,788,388
Frisco TX GO
FGIC
5.00%, 2/15/23	3,220	3,393,880

Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	865	775,784
Gulf Coast Wst Disp Auth TX (Anheuser-Busch Companies, Inc.)
Series 02
5.90%, 4/01/36	9,000	8,038,530
Harris City TX Toll Road
FSA Series 02
5.125%, 8/15/32 (Prerefunded/ETM)	7,500	8,430,000
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14 - 8/15/19	1,090	1,000,530
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,065,658
Lower Colorado River Auth TX
AMBAC Series 03
5.25%, 5/15/25	1,675	1,702,939
5.25%, 5/15/25 (Prerefunded/ETM)	125	143,092
MBIA
5.00%, 5/15/31	1,460	1,387,409
5.00%, 5/15/31 (Prerefunded/ETM)	30	34,126
MBIA Series 02A
5.00%, 5/15/31 (Prerefunded/ETM)	10	11,375
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27 (e)	2,000	1,907,480
San Antonio TX Arpt Sys (San Antonio TX Intl Airport)
FGIC Series 02A
5.25%, 7/01/27	5,250	4,875,780
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	2,970	3,145,230
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28 - 9/01/33	2,250	1,716,522
Texas GO
Series 02A
5.50%, 8/01/41	9,470	8,156,606
Series 05
5.00%, 4/01/28	8,000	8,229,520
Texas Transp Commission
Series 07
5.00%, 4/01/23 (a)	20,600	22,142,734
Univ of Texas
5.25%, 8/15/22	6,825	7,625,027

		121,541,686

Utah - 0.4%
Utah Hsg Corp. MFHR (Bluffs Apts)
GNMA Series 02A
5.60%, 7/20/30	1,480	1,484,396

Virginia - 2.0%
Fauquier Cnty VA IDA (Fauquier Hospital Obl Grp)
RADIAN Series 02
5.25%, 10/01/31	8,500	7,305,325

Washington - 3.3%
King Cnty WA Swr
FSA Series 02A
5.25%, 1/01/32	3,000	3,036,300
Twenty Fifth Ave Pptys WA (Univ of WA Dorm 25th Ave)
MBIA Series 02
5.25%, 6/01/33	9,750	9,145,012

		12,181,312

Wisconsin - 6.5%
Wisconsin GO (Wisconsin SRF)
Series 03
5.00%, 11/01/26	3,700	3,774,703
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence)
FHLB Series 05
5.00%, 7/01/25	1,000	888,860
Series 05
5.00%, 7/01/20	1,785	1,709,262
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
MBIA Series 02A
5.25%, 2/15/32	13,615	11,673,365
Wisconsin Hsg & Econ Dev Auth MFHR (Wisconsin Hsg & Econ Dev Auth)
Series 02A
5.50%, 9/01/32	1,090	1,091,003
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
MBIA Series A
5.60%, 5/01/33	4,865	4,721,629

		23,858,822

Total Long-Term Municipal Bonds (cost $675,522,759)		639,398,500

Short-Term Municipal Notes - 4.5%
Colorado - 1.3%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.35%, 9/01/37 - 5/01/38 (f)	1,500	1,500,000
0.38%, 9/01/33 - 7/01/36 (f)	1,600	1,600,000
Series A-9
0.35%, 9/01/36 (f)	1,200	1,200,000

Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.35%, 10/01/38 (f)	300	300,000

		4,600,000

Connecticut - 0.2%
Connecticut Hlth & Ed Fac Auth (Greater Hartford YMCA)
0.34%, 7/01/38 (f)	700	700,000

Florida - 0.6%
Florida Mun Pwr Agy
Series 2008
0.35%, 10/01/35 (f)	2,100	2,100,000

Iowa - 0.7%
Iowa Finance Auth (Iowa Hlth Sys)
Series 2009D
0.35%, 2/15/35 (f)	2,600	2,600,000

Mississippi - 0.1%
Jackson Cnty MS PCR (Chevron Corporation)
Series 1993
0.25%, 6/01/23 (f)	300	300,000

Missouri - 0.6%
Missouri Hlth & Ed Fac Auth (St. Louis Univ)
0.30%, 10/01/35 (f)	2,200	2,200,000

Ohio - 0.1%
Ohio Hgr Edl Fac Commn (Case Western Reserve Univ)
Series 08B-1
0.29%, 12/01/44 (f)	400	400,000

Pennsylvania - 0.1%
Lancaster Cnty PA Hosp Auth (Lancaster Area Swr Auth PA)
Series 2008
0.39%, 7/01/41 (f)	380	380,000

Tennessee - 0.6%
Clarksville TN Pub Bldg Auth (Met Govt Nashville Dav TN)
Series 2008
0.35%, 7/01/26 (f)	2,205	2,205,000

Virginia - 0.2%
Virginia Small Business Fin Auth (Virginia St Univ Real Estate Fndtn)
0.35%, 7/01/30 (f)	900	900,000

Total Short-Term Municipal Notes (cost $16,385,000)		16,385,000

Total Investments - 179.1% (cost $691,907,759) (g)	655,783,500
Other assets less liabilities - (12.9)%	(47,431,250)
Preferred Stock at redemption value - (66.2)%	(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (h)	$366,127,250

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$47,500	12/15/11	1.828%	SIFMA	*	$(318,210)
JP Morgan Chase	47,500	9/18/10	2.080%	SIFMA	*	(845,871)
JP Morgan Chase	47,500	11/20/10	1.855%	SIFMA	*	(800,388)
Merrill Lynch	3,000	7/30/26	4.090%	SIFMA	*	(277,499)
Merrill Lynch	6,500	8/09/26	4.063%	SIFMA	*	(627,719)
Merrill Lynch	7,100	11/15/26	4.377%	SIFMA	*	(970,603)

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	When-Issued or delayed delivery security.

(e)	Variable rate coupon, rate shown as of July 31, 2009.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,174,843 and gross unrealized depreciation of investments was $(52,299,102), resulting in net unrealized depreciation of $(36,124,259).

(h)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2009, the Fund held 51.2% of net assets in insured bonds (of this amount 11.0% represents the Fund’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AD	- Assessment District
AMBAC	- Ambac Assurance Corporation

ASSURED GTY   -    Assured Guaranty Ltd.

BAN	- Bond Anticipation Note
CCD	- Community College District
CDA	- Community Development Authority
CDD	- Community Development District
COP	- Certificate of Participation
EDA	- Economic Development Agency
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FHLB	- Federal Home Loan Bank
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
HFC	- Housing Finance Corporation
IDA	- Industrial Development Authority/Agency
ISD	- Independent School District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SFMR	- Single Family Mortgage Revenue
SRF	- State Revolving Fund
SSA	- Special Services Area
USD	- Unified School District
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$655,783,500	$—	$655,783,500

Total Investments in Securities	—	655,783,500	—	655,783,500
Other Financial Instruments*	—	(3,840,290)	—	(3,840,290)

	$—	$651,943,210	$—	$651,943,210

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Total
Balance as of 10/31/08	$(840,937)	$(840,937)
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	840,937	840,937

Balance as of 7/31/09	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009